Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Loss Abstract
Net (loss) for the year	$ (18,666,058)	$ (5,491,654)	$ (3,142,255)
Currency translation differences	(260,682)	(9,915)	(60,558)
Remeasurements of defined benefit plan	551,649	627,193	(8,772)
Total comprehensive (loss) for the year	(18,375,091)	(4,874,376)	(3,211,585)
Attributable to:
Equity holders of the Company	(18,276,544)	(4,870,410)	(3,181,717)
Non-controlling interests	(98,547)	(3,966)	(29,868)
Comprehensive income	$ (18,375,091)	$ (4,874,376)	$ (3,211,585)